REVENUE AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of groups revenues

	2025	2024	2023
Online sports betting	78,866	83,408	72,176
Online casino wagering	131,007	117,245	89,461
Others	534	51	10
Total	210,407	200,704	161,647

Disclosure of geographical revenue

	2025	2024	2023
Spain	90,533	87,778	75,669
Mexico	107,221	95,699	73,315
Others	12,653	17,227	10,302
Total	210,407	200,704	161,647

Disclosure personnel expenses

	2025	2024	2023
Wages, salaries and similar	13,304	11,671	11,374
Social security contributions payable by Codere Online	1,921	1,673	1,239
Other social contributions	9,779	5,440	4,824
Total	25,004	18,784	17,437

Disclosure of depreciation and amortization

	2025		2024	2023
Depreciation of property, plant and equipment (Note 5)	121	*	136	114
Amortization of intangible assets	-		10	-
Amortization of right-of-use assets (Note 6)	524	*	242	-
Total	645		388	114

*	The difference between the amounts presented herein and the depreciation expense disclosed in Note 5 and the amortization expense in Note 6 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.

Disclosure of other operating expenses

	2025	2024	2023
Gaming taxes	21,294	19,863	16,281
Leases	32	234	528
Utilities, repairs and maintenance	1,164	1,060	1,432
Professional services and other expenses	62,709	62,957	59,203
Casino license royalties	8,325	7,732	6,279
Marketing expenses	85,496	85,355	75,127
Total	179,020	177,201	158,850

Disclosure of finance income cost

	2025	2024	2023
Finance income/(cost), net	342	603	1,815
Exchange rate impact	(5,027)	(6,519)	(1,618)
Argentina Hyperinflation Impact	3,249	8,990	5,292
Decrease/(Increase) in Fair Value of Public Warrants (Note 11)	(719)	(3,310)	890
Lease finance interest under IFRS 16 (Note 6)	(188)	(105)	-
Short term investment gain	25	1,382	1,020
Related parties debt restructuring	-	-	(1,573)
Others	(108)	-	-
Total	(2,426)	1,041	5,826

Disclosure of basic and diluted earnings per share

	12/31/2025	12/31/2024	12/31/2023
Net income/(loss) attributable to the equity holders of the Company	1,292	3,908	(2,417)
Weighted average number of shares outstanding:
Basic	45,495,139	45,482,726	45,273,438
Diluted	45,887,660	46,068,846	45,273,438
Basic earnings per share (euros)	0.03	0.09	(0.05)
Diluted earnings per share (euros)	0.03	0.08	(0.05)